Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Accounts receivable
	As at December 31,	As at December 31,
USD'000	2019	2018
Trade accounts receivable	3,643	7,607
Allowance for doubtful accounts	(25)	(4)
Accounts receivable from other related parties	119	1
Other accounts receivable	33	16
Total accounts receivable net of allowance for doubtful accounts	3,770	7,620